Loans Receivable - Changes in Accretable Yield for Acquired Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	$ 236	$ 518
Credit-impaired acquired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	72,705	97,125
Carrying amount, balance at beginning of period	111,300	135,826
Accretable yield, reclassifications from nonaccretable balance, net	4,867	6,307
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(18,730)	(30,727)
Accretion	18,730	30,727
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	(175)	(2,975)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(38,094)	(52,278)
Accretable yield, balance at end of period	58,842	72,705
Carrying amount, balance at end of period	91,761	111,300
Acquired non-impaired loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, balance at beginning of period	7,204	14,513
Carrying amount, balance at beginning of period	187,080	275,862
Accretable yield, reclassifications from nonaccretable balance, net	0	346
Carrying amount, reclassifications from nonaccretable balance, net	0	0
Accretable yield, accretion	(2,982)	(7,655)
Accretion	2,982	7,655
Accretable yield, transfers to real estate owned	0	0
Carrying amount, transfers to real estate owned	0	(150)
Accretable yield, payments received, net	0	0
Carrying amount, payments received, net	(58,930)	(96,287)
Accretable yield, balance at end of period	4,222	7,204
Carrying amount, balance at end of period	$ 131,132	$ 187,080